UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:  811-06223

Name of Fund:  Legg Mason Tax-Free Income Fund

Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:

     Mark R. Fetting, President, Legg Mason Tax-Free Income Fund
     100 Light Street
     Baltimore, MD 21202.

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

Item 1 - Report to Shareholders

       LEGG MASON
       TAX-FREE INCOME FUND
       -------------------------------------------------------------------------
       MARYLAND TAX-FREE
       PENNSYLVANIA TAX-FREE
       TAX-FREE INTERMEDIATE-TERM



                       ---------------------------------------------------------
                           SEMI-ANNUAL REPORT TO SHAREHOLDERS
                           September 30, 2003
                           Primary Class
                       ---------------------------------------------------------



                             [LEGG MASON FUNDS LOGO]
                             Personalized Guidance.
                            Intelligent Choices.(SM)

Semi-Annual Report to Shareholders

To Our Shareholders,

  We are pleased to provide you with the semi-annual report for the Legg Mason Tax-Free Income Fund ("Trust") for the six months ended September 30, 2003. This report includes financial information for the three series of the Trust: the Maryland Tax-Free Income Fund, Pennsylvania Tax-Free Income Fund and Tax-Free Intermediate-Term Income Fund.

  The following table summarizes key statistics for each Fund, as of September 30, 2003:

                                             Average        Net Asset Value
                         SEC Yield(A)   Weighted Maturity      Per Share
                         ------------   -----------------   ---------------
Maryland Tax-Free            3.81%       14.18 Years            $16.71
Pennsylvania Tax-Free        3.36%       12.27 Years             16.87
Tax-Free Intermediate        2.44%        7.33 Years             16.22

  For the six months ended September 30, 2003, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 2.58%, 2.65%, and 2.11%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived indefinitely, and no initial sales charges are reflected in these total return calculations.) Of course, past performance does not guarantee future results.

---------------

(A) SEC yields reported are for the 30 days ended September 30, 2003. If no fees had been waived by the Adviser, the 30- day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.57%, 3.04% and 2.09%, respectively.

 Semi-Annual Report to Shareholders

  The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by their investment adviser to be of comparable quality. Moody's ratings(B) of securities currently owned by the Funds are:

                               Maryland   Pennsylvania     Tax-Free
                               Tax-Free     Tax-Free     Intermediate
                               --------   ------------   ------------
Aaa                             39.78%       67.97%         51.54%
Aa                              31.24%       22.33%         18.78%
A                               12.58%          --           2.88%
Baa                             13.00%          --           7.00%
Short-term securities            3.40%        9.70%         19.80%

  Like numerous other mutual fund firms, Legg Mason has received and responded to a subpoena from the New York State Attorney General and to inquiries from the Securities and Exchange Commission regarding late trading and market timing in mutual funds. Consistent with our longstanding policy, Legg Mason will cooperate with all applicable regulatory authorities and will make no public comment on these pending matters. Nevertheless, because we are sensitive to our shareholders' interests and concerns about these issues, we have summarized the Legg Mason Funds' policies on order processing, market timing and fair value pricing. They may be viewed on our website at http://www.leggmason.com/funds/ourfunds/fundspolicies/ann.htm.

  We report with deep sorrow the recent death of our longtime Trustee Richard G. Gilmore. Dick was an exceptionally bright and talented person who made a significant contribution to the Trust over many years.

                                                  Sincerely,

                                                  /S/ MARK R. FETTING

                                                  Mark R. Fetting
                                                  President

October 28, 2003

---------------
(B) S&P ratings for any security not rated by Moody's.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Maryland Tax-Free Income Trust

                                                  Rate    Maturity Date     Par          Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 95.4%

Maryland -- 95.4%
 Anne Arundel County, Maryland, Consolidated
   General Improvement Bonds, Series 1996        5.000%     9/1/16        $  1,000      $  1,088
 Anne Arundel County, Maryland, GO Bonds,
   Consolidated General Improvements, Series
   1999                                          6.500%    5/15/06           1,000         1,131
 Anne Arundel County, Maryland, PCR Refunding
   Bonds (Baltimore Gas and Electric Company
   Project), Series 1994                         6.000%     4/1/24           4,500         4,618
 Baltimore County, Maryland, GO Bonds,
   Consolidated Public Improvement Bonds, 1998
   Series                                        4.750%     7/1/18           3,150         3,268
 Carroll County, Maryland, GO Bonds, County
   Commissioners of Carroll County,
   Consolidated Public Improvement Bonds of
   1995 (Pre-refunded 11/1/05)                   5.375%    11/1/25           1,000         1,096(A)
 City of Annapolis, Maryland, Economic
   Development Revenue and Revenue Refunding
   Bonds (St. John's College Facility)
     1998 Series                                 5.500%    10/1/18           1,000         1,034
     1998 Series                                 5.500%    10/1/23           2,000         2,034
 City of Baltimore, Maryland (Mayor and City
   Council of Baltimore), GO Bonds,
   Consolidated Public Improvement Refunding
   Bonds of 1993, Series D (AMBAC insured)       6.000%    10/15/06          1,140         1,291
 City of Baltimore, Maryland (Mayor and City
   Council of Baltimore), Project and Refunding
   Revenue Bonds (Water Projects) (FGIC
   insured)
     Series 1994-A                               5.000%     7/1/24           3,710         3,927
     Series 1994-A                               5.000%     7/1/24           1,890         1,993
 City of Baltimore, Maryland (Mayor and City
   Council of Baltimore), Project and Refunding
   Revenue Bonds (Wastewater Projects) (FGIC
   insured)
     Series 1996-A                               5.000%     7/1/22           1,550         1,655
     Series 1996-A (Pre-refunded 7/1/09)         5.500%     7/1/26           1,000         1,159(A)

Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                  Rate    Maturity Date     Par          Value
------------------------------------------------------------------------------------------------
 Community Development Administration,
   Department of Housing and Community
   Development, State of Maryland, Multi-Family
   Housing Revenue Bonds (Insured Mortgage
   Loans)
     2001 Series B AMT                           5.100%    5/15/16        $  1,785      $  1,859
     1995 Series B                               5.800%    5/15/26           1,500         1,506
 Community Development Administration, Maryland
   Department of Housing and Community
   Development Residential Revenue Bonds
     1999 Series H AMT                           6.000%     9/1/17           3,000         3,180
     2001 Series H AMT                           5.200%     9/1/22           2,000         2,045
     2001 Series B AMT                           5.375%     9/1/22             370           380
     2000 Series H AMT                           5.700%     9/1/22           2,000         2,096
     1999 Series D AMT                           5.375%     9/1/24           2,000         2,050
 Department of Transportation of Maryland,
   Consolidated Transportation Bonds, Series
   2002                                          5.500%     2/1/15           3,000         3,496
 Frederick County, Maryland, GO Bonds, Public
   Facilities Refunding Bonds of 1998, Series A  5.000%     7/1/15           1,000         1,121
 Harford County, Maryland, Consolidated Public
   Improvement Bonds, Series 1996 (Pre-refunded
   3/1/06)                                       5.000%     3/1/12             315           349(A)
 Howard County, Maryland, GO Bonds,
   Metropolitan District Refunding Bonds, 1991
   Series B                                      0.000%    8/15/07           1,000           925(B)
 IDA of Prince George's County, Maryland,
   Subordinated Lease Revenue Bonds (Upper
   Marlboro Justice Center Expansion Project)
   (MBIA insured)
     Series 2003B                                5.125%    6/30/15           3,340         3,724
     Series 2003B                                5.000%    6/30/19           1,000         1,067
 Maryland Economic Development Corporation,
   Utility Infrastructure Revenue Bonds
   (University of Maryland, College Park
   Project), 2001 Series (AMBAC insured)         5.375%     7/1/16           1,000         1,117

                                                  Rate    Maturity Date     Par          Value
------------------------------------------------------------------------------------------------
 Maryland Health and Higher Educational
   Facilities Authority, Junior Lien Refunding
   Revenue Bonds, Francis Scott Key Medical
   Center Issue, Series 1993                     5.625%     7/1/25        $    985      $    996
 Maryland Health and Higher Educational
   Facilities Authority, Project and Refunding
   Revenue Bonds, University of Maryland
   Medical System Issue, Series 1993 (FGIC
   insured)                                      5.375%     7/1/13           2,000         2,047
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue
   Bonds, Francis Scott Key Medical Center
   Issue, Series 1993 (FGIC insured)             5.000%     7/1/23           2,000         2,040
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue
   Bonds, Kennedy Krieger Issue, Series 1997     5.125%     7/1/22           3,000         3,003
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue
   Bonds, The Johns Hopkins University Issue
     Series 1998                                 6.000%     7/1/08           1,000         1,169
     Series 1998                                 6.000%     7/1/10             500           593
     Series 1997                                 5.625%     7/1/17           1,000         1,127
     Series 1998                                 5.125%     7/1/20           3,000         3,215
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Board
   of Child Care Issue, Series 2002              5.500%     7/1/18           1,110         1,200
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Carroll
   County General Hospital Issue
     Series 2002                                 5.750%     7/1/22           1,000         1,056
     Series 2002                                 6.000%     7/1/26           2,000         2,127
     Series 2002                                 5.750%     7/1/27           1,050         1,093
     Series 2002                                 5.800%     7/1/32           2,000         2,083
     Series 2002                                 6.000%     7/1/37           1,000         1,059
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, College
   of Notre Dame of Maryland Issue, Series 1998
   (MBIA insured)                                5.300%    10/1/18             925         1,057
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Hebrew
   Home of Greater Washington Issue, Series
   2002                                          5.800%     1/1/32           2,250         2,339
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Helix
   Health Issue, Series 1997 (AMBAC insured)     5.125%     7/1/11           2,000         2,274
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Howard
   County General Hospital Issue, Series 1993    5.500%     7/1/21           2,825         2,889

Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                  Rate    Maturity Date     Par          Value
------------------------------------------------------------------------------------------------
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Johns
   Hopkins Medicine, Howard County General
   Hospital Acquisition Issue, Series 1998
   (MBIA insured)                                5.000%     7/1/29        $  2,000      $  2,023
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   Medlantic/ Helix Issue, Series 1998B (AMBAC
   insured)                                      5.250%    8/15/38           2,400         2,578
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, The
   Johns Hopkins Hospital Issue
     Series 2001                                 5.000%    5/15/12           1,500         1,638
     Series 1990                                 0.000%     7/1/19           4,000         1,906(B)
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Union
   Hospital of Cecil County Issue, Series 2002   5.500%     7/1/22             250           260
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   University of Maryland Medical System Issue
     Series 2001                                 5.750%     7/1/21           3,000         3,194
     Series 2000                                 6.750%     7/1/30           1,250         1,378
     Series 2002                                 6.000%     7/1/32           1,000         1,055
 Maryland IDA, Economic Development Revenue
   Bonds (National Aquarium in Baltimore
   Facility), Series 2002B                       5.000%    11/1/19             500           521
 Maryland IDA, Refunding Revenue Bonds
   (American Center for Physics Headquarters
   Facility), Series 2001                        5.250%    12/15/15            320           356
 Maryland Transportation Authority,
   Transportation Facilities Projects, Revenue
   Bonds, Series 1992 (FGIC insured)             5.750%     7/1/15           5,250         5,269
 Mayor and City Council of Baltimore (City of
   Baltimore, Maryland), GO Bonds, Consolidated
   Public Improvement Refunding Bonds of 1995
   (FGIC insured)
     Series A                                    0.000%    10/15/11            940           629(B)
     Series A (Pre-refunded 10/15/05)            0.000%    10/15/11          1,060           718(A,B)

                                                  Rate    Maturity Date     Par          Value
------------------------------------------------------------------------------------------------
 Mayor and City Council of Baltimore, Port
   Facilities Revenue Bonds (Consolidation Coal
   Sales Company Project)
     Series 1984A                                6.500%    10/1/11        $  5,000      $  5,122
     Series 1984B                                6.500%    10/1/11           1,000         1,025
 Montgomery County, Maryland, GO Bonds,
   Consolidated Public Improvement Bonds of
   1999, Series A                                5.000%     5/1/18           3,000         3,226
 Montgomery County, Maryland, GO Bonds,
   Consolidated Public Improvement Refunding
   Bonds of 1992
     Series A                                    5.800%     7/1/07           4,000         4,584
     Series A                                    0.000%     7/1/10           3,000         2,424(B)
 Montgomery County, Maryland, PCR Refunding
   Bonds (Potomac Electric Project), 1994
   Series                                        5.375%    2/15/24           1,000         1,016
 Northeast Maryland Waste Disposal Authority,
   Solid Waste Refunding Revenue Bonds
   (Montgomery County Solid Waste Disposal
   System), Series 2003 AMT (AMBAC insured)      5.500%     4/1/16           3,425         3,757
 Northeast Maryland Waste Disposal Authority,
   Solid Waste Revenue Bonds, Montgomery County
   Resource Recovery Project, Series 1993A AMT   6.000%     7/1/07           1,000         1,112
 Prince George's County, Maryland, GO Bonds,
   Consolidated Public Improvement Bonds,
   Series 1999 (FSA insured)                     5.500%    10/1/13           4,500         5,129
 Prince George's County, Maryland, PCR
   Refunding Bonds (Potomac Electric Project),
   1993 Series                                   6.375%    1/15/23           2,250         2,286
 Prince George's County, Maryland, Solid Waste
   Management System Revenue Bonds, Series 1993
   (FSA insured)                                 5.250%    6/15/13           1,000         1,017
 State of Maryland, GO Bonds, State and Local
   Facilities
     Loan of 1994, Second Series (Pre-refunded
       6/1/04)                                   5.400%     6/1/07           2,000         2,079(A)
     Loan of 2000, First Series                  5.500%     8/1/10           2,000         2,328
     Loan of 2001, First Series                  5.500%     3/1/15           5,000         5,857
 The Maryland-National Capital Park and
   Planning Commission, Prince George's County,
   Maryland, Park Acquisition and Development
   GO Bonds, Series Z-2                          5.125%     5/1/21           1,310         1,383
 University of Maryland System Auxiliary
   Facility and Tuition Revenue Bonds, 1997
   Series A                                      5.125%     4/1/17           2,000         2,174
 Washington Suburban Sanitary District,
   Maryland, Water Supply Bonds of 1994
   (Pre-refunded 6/1/04)                         5.500%     6/1/13           1,000         1,050(A)

Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                  Rate    Maturity Date     Par          Value
------------------------------------------------------------------------------------------------
 Washington Suburban Sanitary District,
   Maryland (Montgomery and Prince George's
   Counties)
     Water Supply Refunding Bonds 1997           5.250%     6/1/16        $  1,650      $  1,887
     Water Supply Refunding Bonds 1997           5.750%     6/1/17           2,000         2,389
     Water Supply Refunding Bonds 1997           6.000%     6/1/18           2,705         3,297
     Water Supply Refunding Bonds 1997           6.000%     6/1/19           3,665         4,464
                                                                                        --------
Total Municipal Bonds (Identified
 Cost -- $146,914)                                                                       159,707
------------------------------------------------------------------------------------------------


                                                  Rate    Maturity Date     Par          Value
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 3.4%

Maryland -- 2.4%
 Baltimore County, Maryland, Revenue Bonds (Oak
   Crest Village Inc. Project), Series 1999A
   VRDN                                          1.050%    10/2/03           2,000         2,000(C)
 Maryland Health and Higher Educational
   Facilities Authority (Pooled Loan Program
   Issue), Series 1985A VRDN                     1.000%    10/1/03           2,000         2,000(C)
                                                                                        --------
                                                                                           4,000
                                                                                        --------
Texas -- 0.4%
 Southwest Higher Education Authority
   Incorporated (Southern Methodist University
   Project), Higher Education Revenue Bonds,
   Refunding Series 1985 VRDN                    1.200%    10/1/03        $    600      $    600(C)
                                                                                        --------
Wyoming -- 0.6%
 Lincoln County, Wyoming, PCR Bonds (Exxon
   Project), Series 1985 VRDN                    1.150%    10/1/03           1,000         1,000(C)
                                                                                        --------
Total Variable Rate Demand Obligations
 (Identified Cost -- $5,600)                                                               5,600
------------------------------------------------------------------------------------------------
Total Investments -- 98.8% (Identified Cost -- $152,514)                                 165,307
Other Assets Less Liabilities -- 1.2%                                                      2,072
                                                                                        --------

NET ASSETS -- 100.0%                                                                    $167,379
                                                                                        ========

 Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued


------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 10,015 Primary Class shares outstanding                                                $154,658
Under/(over) distributed net investment income                                               147
Accumulated net realized gain/(loss) on investments                                         (219)
Unrealized appreciation/(depreciation) of investments                                     12,793
                                                                                        --------

NET ASSETS                                                                              $167,379
                                                                                        ========

NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:(D)                                                                                $16.71
                                                                                        ========
------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown is the rate as of September 30, 2003, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share at September 30, 2003, would have been $17.18.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets

Legg Mason Tax-Free Income Fund
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 89.3%

Pennsylvania -- 89.3%
 Allegheny County Hospital Development Authority,
   Health Center Revenue Bonds, UPMC Health
   System (MBIA insured)
     Series 1997B                                  6.000%     7/1/24        $ 1,000      $ 1,168
     Series 1997B                                  6.000%     7/1/26          2,250        2,625
 Allegheny County Sanitary Authority, Allegheny
   County, Pennsylvania, Sewer Revenue Bonds
   (MBIA insured)
     Refunding Series of 2001                      5.375%    12/1/17          1,000        1,113
     Series of 2000                                5.500%    12/1/30          1,000        1,061
 Athens Area School District, Bradford County,
   Pennsylvania, GO Bonds, Series of 2001 (FGIC
   insured)                                        5.500%    4/15/16          1,000        1,124
 Bethlehem Area School District, Northampton and
   Lehigh Counties, Pennsylvania, GO Bonds,
   Series A of 2001 (FGIC insured)                 5.375%    3/15/20          2,000        2,294
 Blue Mountain School District, Schuylkill
   County, Pennsylvania, GO Bonds, Series A of
   2001
   (FSA insured)                                   5.500%    10/1/18          1,660        1,933
 Central Bucks School District, Bucks County,
   Pennsylvania, GO Bonds, Series of 2002
   (FGIC insured)                                  5.500%    5/15/19          1,930        2,141
 City of Philadelphia, Pennsylvania, Gas Works
   Revenue Bonds
     Twelfth Series B (MBIA insured)               7.000%    5/15/20            500          635
     Seventeenth Series (FSA insured)              5.000%     7/1/26          1,080        1,094
 City of Philadelphia, Pennsylvania, GO Bonds,
   Series 2001 (FSA insured)                       5.250%    9/15/15          1,000        1,102
 City of Pittsburgh (Commonwealth of
   Pennsylvania), GO Bonds, Series A of 1997
   (AMBAC insured)                                 5.250%     9/1/18          2,000        2,187

 Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
 Commonwealth of Pennsylvania, GO Bonds
   First Series of 1994                            5.300%     5/1/05        $   910      $   946
   Second Series of 1992 (FSA insured)             6.250%     7/1/12          2,000        2,419
   Second Series of 1999                           5.750%    10/1/14          3,000        3,466
   First Series of 2002                            5.250%     2/1/15          1,790        1,989
 County of Butler (Commonwealth of Pennsylvania),
   GO Bonds, Series of 2003 (FGIC insured)         5.250%    7/15/23            500          530
 County of Chester, Pennsylvania, GO Bonds,
   Series of 1998                                  5.000%    6/15/15          1,000        1,082
 County of Delaware, Pennsylvania, GO Bonds,
   Series of 1999                                  5.125%    10/1/16          2,650        2,880
 County of Westmoreland, Commonwealth of
   Pennsylvania, GO Bonds (AMBAC insured)
     Series of 1992                                0.000%     8/1/13          2,000        1,347(B)
     Series of 1992                                0.000%     8/1/14          2,000        1,277(B)
 Erie Sewer Authority, Erie County, Pennsylvania,
   Sewer Revenue Bonds, Series of 1997
   (Pre-refunded 6/1/07) (AMBAC insured)           5.625%     6/1/17          2,000        2,272(A)
 Hazelton Area School District, Luzerne, Carbon
   and Schuylkill Counties, Pennsylvania, GO
   Bonds, Series B of 1995 (FGIC insured)          0.000%     3/1/18          1,000          520(B)
 Kennett Consolidated School District, Chester
   County, Pennsylvania, GO Bonds,
   Series A of 2003                                5.250%    2/15/14          1,245        1,400
 Lower Merion School District, Montgomery County,
   Pennsylvania, GO Bonds, Series 2003             5.000%    5/15/17          2,000        2,173
 Northampton County Higher Education Authority,
   University Revenue Bonds, Series B of 1996
   (Lehigh University)                             5.250%    11/15/21         2,500        2,648
 Northern York County School District, York
   County, Pennsylvania, GO Bonds, Series of 1999
   (FSA insured)                                   5.250%    11/15/18         1,160        1,191
 Pennsylvania Convention Center Authority,
   Revenue Bonds, 1989 Series A (FGIC insured)     6.000%     9/1/19          1,000        1,212
 Pennsylvania Higher Educational Facilities
   Authority (Commonwealth of Pennsylvania), Bryn
   Mawr College Revenue Bonds, Series of 1999
   (AMBAC insured)                                 5.125%    12/1/29          2,000        2,039

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
 Pennsylvania Turnpike Commission, Oil Franchise
   Tax Subordinated Revenue Bonds
     Series B of 1998 (AMBAC insured)              5.250%    12/1/16        $ 1,365      $ 1,517
     Series B of 1998 (AMBAC insured)              5.250%    12/1/16            635          703
     Series B of 2003 (MBIA insured)               5.250%    12/1/17          1,000        1,115
 Pennsylvania Turnpike Commission, Registration
   Fee Revenue Bonds (AMBAC insured)
     Series of 2001                                5.375%    7/15/19          1,000        1,098
     Series of 2001                                5.500%    7/15/32          1,000        1,064
 Port Authority of Allegheny County,
   Pennsylvania, Special Revenue Transportation
   Bonds
     Series of 1999 (Pre-refunded 3/1/09) (MBIA
       insured)                                    6.375%     3/1/14          1,000        1,203(A)
     Refunding Series of 2001 (FGIC insured)       5.500%     3/1/17            250          280
     Refunding Series of 2001 (FGIC insured)       5.250%     3/1/20          2,000        2,149
 State Public School Building Authority,
   Commonwealth of Pennsylvania, School Revenue
   Bonds (Brandywine Heights Area School District
   Project), Series of 2003 (FGIC insured)         5.000%     2/1/21          1,955        2,042
 The City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds
     Series 1995 (MBIA insured)                    6.250%     8/1/11          2,000        2,411
     Series 2001 A (FGIC insured)                  5.375%    11/1/20          2,000        2,179
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Hospital Revenue
   Refunding Bonds (The Children's Hospital of
   Philadelphia Project), Series A of 1993         5.000%    2/15/21          1,000        1,002
 The Pennsylvania IDA, Economic Development
   Revenue Bonds (AMBAC insured)
     Series 2002                                   5.500%     7/1/13            900        1,035
     Series 1994                                   5.500%     1/1/14          1,525        1,571
 The Pennsylvania State University Bonds,
   Refunding Series 2003                           5.250%     3/1/18          1,000        1,095

 Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
 The School District of Philadelphia,
   Pennsylvania, GO Bonds
     Series A of 2000 (FSA insured)                5.750%     2/1/13        $   500      $   575
     Series B of 2002 (FGIC insured)               5.625%     8/1/15          1,700        1,933
                                                                                         -------
Total Municipal Bonds (Identified Cost --$65,684)                                         70,840
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 9.7%

Pennsylvania -- 9.7%
 Geisinger Authority (Montour County,
   Pennsylvania) Health System Revenue Refunding
   Bonds, Series 2000 VRDN                         1.200%    10/1/03            700          700(C)
 Pennsylvania Higher Educational Facilities
   Authority, Variable Rate Revenue Refunding
   Bonds (Carnegie Mellon University)
     Series 1995 B VRDN                            1.220%    10/1/03            800          800(C)
     Series 1995 D VRDN                            1.220%    10/1/03          1,900        1,900(C)
 Pennsylvania Intergovernmental Cooperation
   Authority, Special Tax Revenue Refunding Bonds
   (City of Philadelphia Funding Program),
   Series of 2003 VRDN                             1.090%    10/2/03          1,250        1,250(C)
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Hospital Revenue
   Bonds (The Children's Hospital of Philadelphia
   Project)
     Series B of 2002 VRDN                         1.220%    10/1/03          2,000        2,000(C)
     Series D of 2002 VRDN                         1.220%    10/1/03          1,000        1,000(C)
                                                                                         -------
Total Variable Rate Demand Obligations
 (Identified Cost -- $7,650)                                                               7,650
------------------------------------------------------------------------------------------------
Total Investments -- 99.0% (Identified
 Cost -- $73,334)                                                                         78,490
Other Assets Less Liabilities -- 1.0%                                                        831
                                                                                         -------

NET ASSETS -- 100.0%                                                                     $79,321
                                                                                         =======


--------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 4,703 Primary Class shares outstanding                      $73,956
Under/(over) distributed net investment income                    20
Accumulated net realized gain/(loss) on investments              189
Unrealized appreciation/(depreciation) of investments          5,156
                                                             -------

NET ASSETS                                                   $79,321
                                                             =======

NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:(D)                                                    $16.87
                                                             =======
--------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown is the rate as of September 30, 2003, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share at September 30, 2003, would have been $17.35.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 81.1%

Arizona -- 1.5%
 Salt River Project Agricultural Improvement
   and Power District, Arizona, Salt River
   Project Electric System Refunding Revenue
   Bonds,
   2001 Series A                                5.000%     1/1/11         $ 1,000        $ 1,118
                                                                                         -------
California -- 1.5%
 The Regents of the University of California,
   General Revenue Bonds 2003,
   Series A (AMBAC insured)                     5.000%    5/15/13           1,000          1,114
                                                                                         -------
District of Columbia -- 1.4%
 District of Columbia Multimodal Revenue
   Bonds, MedStar Health, Inc. Issue
   (Georgetown University Hospital and
   Washington Hospital Center Projects),
   Series 2001D                                 6.875%    8/15/31           1,000          1,079
                                                                                         -------
Florida -- 5.2%
 Seminole County, Florida, Water and Sewer
   Revenue Refunding and Improvement Bonds,
   Series 1992 (MBIA insured)                   6.000%    10/1/12           1,000          1,195
 State of Florida, Full Faith and Credit,
   State Board of Education, Capital Outlay
   Bonds
     1995 Series A (Pre-refunded 1/1/05)        5.600%     1/1/08           1,000          1,066(A)
     2000 Series A                              5.500%     1/1/16           1,500          1,678
                                                                                         -------
                                                                                           3,939
                                                                                         -------
Georgia -- 1.6%
 State of Georgia, GO Bonds, Series 1997C       6.250%     8/1/10           1,000          1,204
                                                                                         -------

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Kentucky -- 1.4%
 The Turnpike Authority of Kentucky, Economic
   Development Road Revenue and Revenue
   Refunding Bonds (Revitalization Projects),
   Series 1993 (AMBAC insured)                  5.300%     7/1/04         $ 1,000        $ 1,032
                                                                                         -------
Louisiana -- 2.9%
 City of New Orleans, Louisiana, Audubon Park
   Commission, Aquarium Bonds, Series 1993
   (FGIC insured)                               6.000%    10/1/08           1,000          1,020
 City of New Orleans, Louisiana, GO Refunding
   Bonds, Series 1998 (FGIC insured)            5.500%    12/1/10           1,000          1,155
                                                                                         -------
                                                                                           2,175
                                                                                         -------
Maryland -- 19.9%
 Anne Arundel County, Maryland, GO Bonds,
   Consolidated Solid Waste Projects,
   Series 1998 AMT                              5.300%     2/1/17             450            471
 Frederick County, Maryland, GO, Public
   Facilities Bonds of 2000                     5.000%    12/1/15           1,000          1,093
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue
   Bonds, Kennedy Kreiger Issue
     Series 1997                                5.200%     7/1/09             400            431
     Series 1997                                5.250%     7/1/10             400            427
     Series 1997                                5.125%     7/1/22           1,000          1,001
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   Carroll County General Hospital Issue
     Series 2002                                5.125%     7/1/14             400            423
     Series 2002                                6.000%     7/1/21             535            578
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, The
   Johns Hopkins Hospital Issue, Series 2001    5.000%    5/15/11           1,000          1,104

 Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   University of Maryland Medical System Issue
     Series 2000                                6.125%     7/1/07         $   250        $   281
     Series 2001                                5.000%     7/1/10           1,000          1,084
 Maryland Transportation Authority, Airport
   Parking Revenue Bonds, Baltimore/
   Washington International Airport Projects,
   Series 2002B AMT (AMBAC insured)             5.250%     3/1/12           1,000          1,107
 Maryland Transportation Authority,
   Transportation Facilities Projects, Revenue
   Bonds, Series 1992                           5.700%     7/1/05           1,000          1,079
 Mayor and City Council of Baltimore (City of
   Baltimore, Maryland), GO Bonds,
   Consolidated Public Improvement Refunding
   Bonds of 1995
   Series A (FGIC insured)                      0.000%    10/15/06            750            684(B)
 Northeast Maryland Waste Disposal Authority,
   Solid Waste Refunding Revenue Bonds
   (Montgomery County Solid Waste Disposal
   System), Series 2003 AMT (AMBAC insured)     5.500%     4/1/15           1,575          1,741
 State of Maryland, GO Bonds, State and Local
   Facilities
     Loan of 2000, First Series                 5.500%     8/1/10           2,000          2,328
     Loan of 1998, First Series                 5.000%     3/1/12           1,000          1,096
                                                                                         -------
                                                                                          14,928
                                                                                         -------
Massachusetts -- 1.5%
 The Commonwealth of Massachusetts, GO
   Refunding Bonds, 1997 Series A               5.750%     8/1/10           1,000          1,166
                                                                                         -------
Michigan -- 3.2%
 Williamston Community Schools School
   District, County of Ingham, State of
   Michigan, School Building and Site Bonds,
   Series 1996 (MBIA insured)                   6.250%     5/1/09           2,000          2,377
                                                                                         -------

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
New York -- 1.6%
 Dormitory Authority of the State of New York,
   New York University, Insured Revenue Bonds,
   Series 1998A (MBIA insured)                  6.000%     7/1/18         $ 1,000        $ 1,214
                                                                                         -------
North Carolina -- 2.7%
 City of Fayetteville, North Carolina, Public
   Works Commission Revenue Refunding Bonds,
   Series 1993 (FGIC insured)                   4.750%     3/1/14           2,000          2,008
                                                                                         -------
Pennsylvania -- 16.4%
 Central Bucks School District, Bucks County,
   Pennsylvania, GO Bonds, Series of 2002
   (FGIC insured)                               5.500%    5/15/17           1,000          1,122
 City of Reading, Bucks County, Pennsylvania,
   GO Bonds, Series of 2002 (AMBAC insured)     5.875%    11/15/12          1,200          1,420
 Commonwealth of Pennsylvania, GO Bonds,
   Second Series of 1999                        5.750%    10/1/14           2,000          2,311
 Delaware County Authority (Commonwealth of
   Pennsylvania), University Revenue Refunding
   Bonds, Series 2003 (Villanova University)
   (FGIC insured)                               5.250%     8/1/20           1,350          1,463
 Pennsylvania Turnpike Commission, Oil
   Franchise Tax Subordinated Revenue Bonds,
   Series B of 2003 (MBIA insured)              5.250%    12/1/16           1,000          1,122
 Redevelopment Authority of the City of
   Philadelphia, Multifamily Housing Revenue
   Bonds (Schuylkill Apartments Project),
   Series 2000 Bonds                            5.100%    12/1/03           1,000          1,003
 The City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds
     Series 1993 (AMBAC insured)                5.625%    6/15/08           1,000          1,149
     Series 2001 A (FGIC insured)               5.250%    11/1/17           1,000          1,104
 The Pennsylvania IDA, Economic Development
   Revenue Bonds, Series 2002 (AMBAC insured)   5.500%     7/1/20             500            554

 Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
 The Pennsylvania State University Bonds,
   Series A of 1997                             5.000%    8/15/16         $ 1,000        $ 1,078
                                                                                         -------
                                                                                          12,326
                                                                                         -------
Texas -- 11.3%
 City of Austin, Texas (Travis and Williamson
   Counties), Electric Utility System Revenue
   Refunding Bonds, Series 2002A (AMBAC
   insured)                                     5.500%    11/15/13          2,000          2,311
 City of Houston, Texas, Public Improvement,
   Refunding Bonds, Series 1995C                5.625%     4/1/10           1,000          1,067
 Dallas Area Rapid Transit, Senior Lien Sales
   Tax Revenue Bonds, Series 2001 (AMBAC
   insured)                                     5.375%    12/1/17           1,000          1,104
 Harris County, Texas, Permanent Improvement
   Refunding Bonds, Series 1996 (MBIA insured)  0.000%    10/1/17           1,000            525(B)
 Tarrant County, Texas, Health Facilities
   Development Corporation, Harris Methodist
   Health System, Revenue Bonds (FGIC insured)
     Series 1987A                               5.000%     9/1/15             250            278
     Series 1987B                               5.000%     9/1/15             855            952
 Texas Public Finance Authority, State of
   Texas, GO Refunding Bonds, Series 1998B      5.125%    10/1/15           1,000          1,088
 United Independent School District (Webb
   County, Texas), Unlimited Tax School
   Building Bonds, Series 1995                  7.100%    8/15/06           1,000          1,154
                                                                                         -------
                                                                                           8,479
                                                                                         -------
Virginia -- 4.2%
 Metropolitan Washington Airports Authority,
   Airport System Revenue Refunding Bonds,
   Series 1999A AMT (FGIC insured)              5.250%    10/1/12           1,000          1,080
 Virginia Housing Development Authority,
   Commonwealth Mortgage Bonds, 2001 Series D,
   Subseries D-3 AMT                            5.000%     1/1/15             870            910
 Virginia Resources Authority, Clean Water
   State Revolving Fund, Revenue Bonds, Series
   1999                                         5.750%    10/1/13           1,000          1,161
                                                                                         -------
                                                                                           3,151
                                                                                         -------

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Washington -- 4.8%
 King County, Washington, Sewer Revenue Bonds,
   1999 (Second Series) (FGIC insured)          6.000%     1/1/10         $ 1,115        $ 1,289
 State of Washington, Motor Vehicle Fuel Tax
   GO Bonds, Series 1997D                       6.500%     1/1/07           1,045          1,200
 State of Washington, Various Purpose GO
   Bonds, Series 2000B                          6.000%     1/1/11           1,000          1,154
                                                                                         -------
                                                                                           3,643
                                                                                         -------
Total Municipal Bonds (Identified Cost -- $56,795)                                        60,953
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 19.8%

Alaska -- 0.9%
 City of Valdez, Alaska, Marine Terminal
   Revenue Refunding Bonds (BP Pipelines
   (Alaska) Inc. Project), Series 2001 VRDN     1.200%    10/1/03             700            700(C)
                                                                                         -------
Florida -- 1.7%
 Jacksonville Electric Authority Revenue Bonds
   (Subordinated Electric Systems), Series A
   VRDN                                         1.250%    10/1/03           1,300          1,300(C)
                                                                                         -------
Kentucky -- 8.1%
 Kentucky Economic Development Finance
   Authority, Hospital Revenue Bonds (Baptist
   Healthcare System Obligated Group)
     Series 1999 B VRDN                         1.050%    10/1/03           2,950          2,950(C)
     Series 1999 C VRDN                         1.200%    10/1/03           3,100          3,100(C)
                                                                                         -------
                                                                                           6,050
                                                                                         -------
Mississippi -- 3.9%
 Jackson County, Mississippi, Port Facility
   Refunding Revenue Bonds (Chevron U.S.A.
   Inc. Project), Series 1993 VRDN              1.200%    10/1/03           2,900          2,900(C)
                                                                                         -------

 Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Texas -- 4.5%
 Harris County, Texas, Health Facilities
   Development Corporation, Variable Rate
   Revenue Bonds (The Methodist Hospital),
   Series 2002 VRDN                             1.250%    10/1/03         $ 3,400        $ 3,400(C)
                                                                                         -------
Wyoming -- 0.7%
 Lincoln County, Wyoming, PCR Bonds (Exxon
   Project), Series 1985 VRDN                   1.150%    10/1/03             500            500(C)
                                                                                         -------
Total Variable Rate Demand Obligations (Identified Cost -- $14,850)                       14,850
------------------------------------------------------------------------------------------------
Total Investments -- 100.9% (Identified Cost -- $71,645)                                  75,803
Other Assets Less Liabilities -- (0.9)%                                                     (688)
                                                                                         -------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
  4,630 Primary Class shares outstanding                                   71,247
Accumulated net realized gain/(loss) on investments                          (290)
Unrealized appreciation/(depreciation) of investments                       4,158
                                                                          -------

NET ASSETS -- 100.0%                                                                     $75,115
                                                                                         =======

NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:(D)                                                                                $16.22
                                                                                         =======
------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown is the rate as of September 30, 2003, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since August 1, 1995. If the sales charges were in effect, the maximum offering price per share at September 30, 2003, would have been $16.55.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
September 30, 2003 (Unaudited)
(Amounts in Thousands)

                                        Maryland              Pennsylvania             Tax-Free
                                        Tax-Free                Tax-Free          Intermediate-Term
                                      Income Trust            Income Trust           Income Trust
                                  ---------------------   --------------------   --------------------
                                     % of       Market       % of      Market       % of      Market
                                  Net Assets    Value     Net Assets    Value    Net Assets    Value
-----------------------------------------------------------------------------------------------------
Education Revenue                    18.7%     $ 31,210      19.0%     $15,097       6.5%     $ 4,868
Escrowed                               --            --       7.0        5,566       1.6        1,230
General Obligation -- Local          14.8        24,815      10.4        8,300       9.3        6,964
General Obligation -- School           --            --       9.5        7,492       6.2        4,654
General Obligation -- State           6.0        10,089      11.1        8,820      18.3       13,777
Health Care and Hospital Revenue     12.5        20,905       6.1        4,795       8.5        6,409
Housing Revenue                       7.8        13,116        --           --       2.6        1,912
Lease Revenue                         2.9         4,791        --           --        --           --
Port Facilities Revenue               3.7         6,147        --           --        --           --
Pre-Refunded Bonds                    3.9         6,451       4.4        3,475       1.4        1,066
Small Business Administration
 Revenue                               --            --       3.3        2,606        --           --
Solid Waste Revenue                   3.5         5,886        --           --       2.9        2,212
Transportation Revenue                5.2         8,765      10.0        7,925       8.7        6,524
Utility                               4.7         7,919        --           --       4.6        3,430
Water and Sewer Revenue              11.7        19,613       8.5        6,764      10.5        7,907
Short-Term Investments                3.4         5,600       9.7        7,650      19.8       14,850
Other Assets Less Liabilities         1.2         2,072       1.0          831      (0.9)        (688)
                                    -----      --------     -----      -------     -----      -------
                                    100.0%     $167,379     100.0%     $79,321     100.0%     $75,115
                                    =====      ========     =====      =======     =====      =======

              ---------------------------------------------------

Guide to Investment Abbreviations

Legg Mason Tax-Free Income Fund

AMBAC            AMBAC Indemnity Corporation
AMT              Alternative Minimum Tax
FGIC             Financial Guaranty Insurance Company
FSA              Financial Security Assurance
GO               General Obligation
IDA              Industrial Development Authority
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue
VRDN             Variable Rate Demand Note

 Semi-Annual Report to Shareholders

Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands) (Unaudited)

                                                    Six Months Ended 9/30/03
                                       ---------------------------------------------------
                                          Maryland       Pennsylvania        Tax-Free
                                          Tax-Free         Tax-Free      Intermediate-Term
                                        Income Trust     Income Trust      Income Trust
------------------------------------------------------------------------------------------
Investment Income:

Interest                                  $ 4,055           $1,596            $1,387
                                          -------           ------            ------

Expenses:

Investment management fee                     466              219               203
Distribution and service fees                 212              100                92
Audit and legal fees                           18               18                18
Custodian fee                                  44               32                33
Registration fees                               3                3                14
Reports to shareholders                        12                8                 8
Transfer agent and shareholder
  servicing expense                            24               10                10
Trustees' fees                                  8                7                 7
Other expenses                                  4                2                 2
                                          -------           ------            ------
                                              791              399               387
    Less: Fees waived                        (198)            (119)             (129)
         Compensating balance credits          --               (1)               --
                                          -------           ------            ------
    Total expenses, net of waivers
      and compensating balance
      credits                                 593              279               258
                                          -------           ------            ------
NET INVESTMENT INCOME                       3,462            1,317             1,129
                                          -------           ------            ------

Net Realized and Unrealized
  Gain/(Loss) on Investments:

Realized gain/(loss) on investments           266              189               (49)
Change in unrealized appreciation/
  (depreciation) of investments               476              482               445
                                          -------           ------            ------
NET REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS                       742              671               396
------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                              $ 4,204           $1,988            $1,525
------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                     Maryland                Pennsylvania                Tax-Free
                                     Tax-Free                  Tax-Free              Intermediate-Term
                              ---------------------------------------------------------------------------
                                   Income Trust              Income Trust              Income Trust
                                For the      For the      For the      For the      For the      For the
                              Six Months      Year      Six Months      Year      Six Months      Year
                                 Ended        Ended        Ended        Ended        Ended        Ended
                                9/30/03      3/31/03      9/30/03      3/31/03      9/30/03      3/31/03
---------------------------------------------------------------------------------------------------------
                              (Unaudited)               (Unaudited)               (Unaudited)
Change in Net Assets:

Net investment income          $  3,462     $  7,074      $ 1,317      $ 2,921      $ 1,129      $ 2,307

Net realized gain/(loss) on
 investments                        266           48          189          497          (49)         167

Change in unrealized
 appreciation/(depreciation)
 of investments                     476        7,352          482        3,082          445        2,425
---------------------------------------------------------------------------------------------------------
Change in net assets
 resulting from operations        4,204       14,474        1,988        6,500        1,525        4,899

Distributions to
 shareholders:
 From net investment income      (3,511)      (7,074)      (1,332)      (2,925)      (1,129)      (2,306)
 From net realized gain on
   investments                       --           --         (394)          --           --           --

Change in net assets from
 Fund share transactions           (938)       2,955        1,394        2,612          431       12,429
---------------------------------------------------------------------------------------------------------
Change in net assets               (245)      10,355        1,656        6,187          827       15,022

Net Assets:

Beginning of period             167,624      157,269       77,665       71,478       74,288       59,266
---------------------------------------------------------------------------------------------------------
End of period                  $167,379     $167,624      $79,321      $77,665      $75,115      $74,288
---------------------------------------------------------------------------------------------------------
Undistributed net investment
 income                        $    147     $    196      $    20      $    35      $    --      $    --
---------------------------------------------------------------------------------------------------------

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights
Legg Mason Tax-Free Income Fund

  Contained below is per share operating performance data for a Primary Class share and an Institutional Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                  Investment Operations
                                         ----------------------------------------
                             Net Asset                 Net Realized
                              Value,        Net       and Unrealized   Total From
                             Beginning   Investment   Gain/(Loss) on   Investment
                             of Period     Income      Investments     Operations
---------------------------------------------------------------------------------
Maryland Tax-Free Income
 Trust
-- Primary Class
  Six Months Ended Sept. 30,
     2003(D)                  $16.63        $.34(E)       $ .09          $ .43
  Years Ended Mar. 31,
     2003                      15.89         .70(E)         .74           1.44
     2002                      16.15         .75(E)        (.28)           .47
     2001                      15.42         .77(E)         .73           1.50
     2000                      16.39         .77(E)        (.91)          (.14)
     1999                      16.39         .78(E)         .05            .83

Pennsylvania Tax-Free Income
 Trust
-- Primary Class
  Six Months Ended Sept. 30,
     2003(D)                  $16.79        $.28(H)       $ .11          $ .39
  Years Ended Mar. 31,
     2003                      15.98         .65(H)         .81           1.46
     2002                      16.29         .74(H)        (.31)           .43
     2001                      15.57         .80(H)         .72           1.52
     2000                      16.53         .79(H)        (.94)          (.15)
     1999                      16.48         .80(H)         .10            .90
-- Institutional Class
  Period Ended Feb. 26,
     2001(I)                  $15.57        $.76(J)       $ .65          $1.41
  Years Ended Mar. 31,
     2000                      16.53         .82(J)        (.94)          (.12)
     1999                      16.48         .84(J)         .10            .94
---------------------------------------------------------------------------------

               Distributions
--------------------------------------------
                  From Net                     Net Asset
     From Net     Realized                      Value,
    Investment     Gain on         Total        End of
      Income     Investments   Distributions    Period
--------------------------------------------------------
      $(.35)        $  --          $(.35)       $16.71
       (.70)           --           (.70)        16.63
       (.73)           --           (.73)        15.89
       (.77)           --           (.77)        16.15
       (.77)         (.06)          (.83)        15.42
       (.78)         (.05)          (.83)        16.39

      $(.28)        $(.03)         $(.31)       $16.87
       (.65)           --           (.65)        16.79
       (.74)           --           (.74)        15.98
       (.80)           --           (.80)        16.29
       (.79)         (.02)          (.81)        15.57
       (.80)         (.05)          (.85)        16.53
      $(.76)        $  --          $(.76)       $16.22
       (.82)         (.02)          (.84)        15.57
       (.84)         (.05)          (.89)        16.53
--------------------------------------------------------

                                     Ratios/Supplemental Data
---  ----------------------------------------------------------------------------------------
                     Total            Net        Net Investment
                  Expenses to     Expenses to      Income to      Portfolio     Net Assets,
       Total        Average         Average         Average       Turnover     End of Period
     Return(A)   Net Assets(B)   Net Assets(C)     Net Assets       Rate      (in thousands)
---  ----------------------------------------------------------------------------------------
        2.58%(F)      .70%(E,G)       .70%(E,G)       4.09%(E,G)     5.8%(G)     $167,379
        9.20%         .70%(E)         .70%(E)         4.27%(E)      18.4%         167,624
        2.96%         .70%(E)         .70%(E)         4.53%(E)      16.4%         157,269
       10.01%         .70%(E)         .70%(E)         4.93%(E)       9.3%         153,229
        (.79)%        .70%(E)         .70%(E)         4.94%(E)      23.0%         141,953
        5.16%         .70%(E)         .70%(E)         4.71%(E)      12.9%         166,458
        2.65%(F)      .70%(G,H)       .70%(G,H)       3.30%(G,H)    22.1%(G)     $ 79,321
        9.27%         .70%(H)         .70%(H)         3.92%(H)      21.3%          77,665
        2.64%         .70%(H)         .70%(H)         4.47%(H)      36.8%          71,478
       10.06%         .64%(H)         .64%(H)         5.08%(H)      15.5%          70,059
        (.84)%        .66%(H)         .66%(H)         5.03%(H)      28.6%          69,195
        5.54%         .70%(H)         .70%(H)         4.82%(H)      10.6%          75,093
        9.29%(F)      .45%(G,J)       .45%(G,J)       5.27%(G,J)    15.5%        $     --
        (.62)%        .45%(J)         .45%(J)         5.13%(J)      28.6%              66
        5.79%         .46%(J)         .45%(J)         5.04%(J)      10.6%             277
--------------------------------------------------------------------------------------------

 Semi-Annual Report to Shareholders

                                                  Investment Operations
                                         ----------------------------------------
                             Net Asset                 Net Realized
                              Value,        Net       and Unrealized   Total From
                             Beginning   Investment   Gain/(Loss) on   Investment
                             of Period     Income      Investments     Operations
---------------------------------------------------------------------------------
Tax-Free Intermediate-Term
 Income Trust
-- Primary Class
  Six Months Ended Sept. 30,
     2003(D)                  $16.13        $.25(K)       $ .09          $ .34
  Years Ended Mar. 31,
     2003                      15.47         .56(K)         .66           1.22
     2002                      15.66         .65(K)        (.18)           .47
     2001                      15.09         .68(K)         .57           1.25
     2000                      15.68         .67(K)        (.59)           .08
     1999                      15.61         .67(K)         .08            .75
---------------------------------------------------------------------------------

(A) Excluding sales charge. Sales charges have been waived since August 1, 1995.

(B) This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

(C) This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.

(D) Unaudited.

(E) Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the six months ended September 30, 2003, 0.93%; and for the years ended March 31, 2003, 0.94%; 2002, 0.93%; 2001, 0.93%; 2000, 0.96%, and 1999,
    0.94%.

(F) Not annualized.

(G) Annualized.

(H) Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the six months ended September 30, 2003, 1.00%; and for the years ended March 31, 2003, 0.98%; 2002, 1.02%; 2001, 1.03%; 2000, 1.02%; and 1999,
    1.00%.

(I) For the period April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

(J) Net of fees waived by LMFA in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been: for the period ended February 26, 2001, 0.87%; and for the years ended March 31, 2000, 0.81%; and 1999, 0.75%.

(K) Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the six months ended September 30, 2003, 1.05%; and for the years ended March 31, 2003, 1.08%; 2002, 1.10%; 2001, 1.08%; 2000, 1.02%; and 1999,
    1.03%.
See notes to financial statements.

               Distributions
--------------------------------------------
                  From Net                     Net Asset
     From Net     Realized                      Value,
    Investment     Gain on         Total        End of
      Income     Investments   Distributions    Period
--------------------------------------------------------
      $(.25)        $  --          $(.25)       $16.22
       (.56)           --           (.56)        16.13
       (.66)           --           (.66)        15.47
       (.68)           --           (.68)        15.66
       (.67)           --           (.67)        15.09
       (.67)         (.01)          (.68)        15.68
--------------------------------------------------------

                                     Ratios/Supplemental Data
---  ----------------------------------------------------------------------------------------
                     Total            Net        Net Investment
                  Expenses to     Expenses to      Income to      Portfolio     Net Assets,
       Total        Average         Average         Average       Turnover     End of Period
     Return(A)   Net Assets(B)   Net Assets(C)     Net Assets       Rate      (in thousands)
---  ----------------------------------------------------------------------------------------
        2.11%(F)      .70%(G,K)       .70%(G,K)       3.06%(G,K)    16.5%(G)      $75,115
        8.01%         .70%(K)         .70%(K)         3.52%(K)      17.3%          74,288
        3.00%         .70%(K)         .70%(K)         4.16%(K)      17.8%          59,266
        8.51%         .70%(K)         .70%(K)         4.48%(K)      10.1%          50,710
         .58%         .70%(K)         .70%(K)         4.40%(K)      35.6%          55,641
        4.82%         .70%(K)         .70%(K)         4.24%(K)      17.9%          63,502
---------------------------------------------------------------------------------------------

 Semi-Annual Report to Shareholders

Notes to Financial Statements
Legg Mason Tax-Free Income Fund
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

  Each Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not currently active.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

  Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial

--------------------------------------------------------------------------------

reporting and federal income tax purposes. At September 30, 2003, receivables for securities sold and payables for securities purchased for each Fund were:

                                        Receivable for        Payable for
                                        Securities Sold   Securities Purchased
------------------------------------------------------------------------------
Maryland Tax-Free                               --                   --
Pennsylvania Tax-Free                           --                   --
Tax-Free Intermediate                           --               $1,467

  For the six months ended September 30, 2003, security transactions (excluding short-term investments) were:

                                        Purchases   Proceeds From Sales
-----------------------------------------------------------------------
Maryland Tax-Free                        $ 4,680          $6,553
Pennsylvania Tax-Free                     10,361           7,750
Tax-Free Intermediate                      5,010           4,756

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 2003, accrued dividends payable were as follows: Maryland Tax-Free, $292; Pennsylvania Tax-Free, $111; and Tax-Free Intermediate, $98.

Other

  Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Pennsylvania Tax-Free has no capital loss carryforwards. As of September 30, 2003, capital loss carryforwards for Maryland Tax-Free and Tax-Free Intermediate were:

  Expiration       Maryland         Tax-Free
     Date          Tax-Free       Intermediate
  --------------------------------------------
     2008            $241             $ 12
     2009             245              230
                     ----             ----
                     $486             $242
                     ====             ====

3. Transactions With Affiliates:

  The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.

  LMFA has voluntarily agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses)

--------------------------------------------------------------------------------

exceed during that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived, and management fees payable for each Fund:

                                                                  Six Months
                                                                    Ended
                                                                September 30,    At September 30,
                                                                     2003              2003
                                                   Expense      -------------    ----------------
                       Advisory    Expense       Limitation       Management        Management
        Fund             Fee      Limitation   Expiration Date   Fees Waived       Fees Payable
--------------------------------------------------------------------------------------------------
Maryland Tax-Free       0.55%       0.70%      August 1, 2004,       $198               $43
                                                or until net
                                                assets reach
                                                $200 million
Pennsylvania Tax-Free   0.55%       0.70%      August 1, 2004,        119                16
                                                or until net
                                                assets reach
                                                $125 million
Tax-Free Intermediate   0.55%       0.70%      August 1, 2004,        129                12
                                                or until net
                                                assets reach
                                                $100 million

  Legg Mason Trust, fsb ("LM Trust") serves as investment adviser to each Fund pursuant to an advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund's average daily net assets.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                 At September 30, 2003
                                                ------------------------
                       Distribution   Service   Distribution and Service
        Fund               Fee          Fee           Fees Payable
------------------------------------------------------------------------
Maryland Tax-Free        0.125%       0.125%              $34
Pennsylvania Tax-Free    0.125%       0.125%               16
Tax-Free Intermediate    0.125%       0.125%               15

  LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

ended September 30, 2003: Maryland Tax-Free, $8; Pennsylvania Tax-Free, $4; and Tax-Free Intermediate, $3.

  LMFA, LM Trust, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

  The Funds, along with certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. During the six months ended September 30, 2003, the Funds made no borrowings under the Credit Agreement.

5. Fund Share Transactions:

  At September 30, 2003, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were:

                                                          Reinvestment
                                           Sold         of Distributions
                                     ----------------   -----------------
                                     Shares   Amount    Shares    Amount
-------------------------------------------------------------------------
Maryland Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2003    909    $15,181     147     $2,447
    Year Ended March 31, 2003        1,554     25,472     305      5,013

Pennsylvania Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2003    464    $ 7,860      78     $1,323
    Year Ended March 31, 2003        1,032     17,030     127      2,103

Tax-Free Intermediate
--  Primary Class
    Six Months Ended Sept. 30, 2003    932    $15,037      50     $  810
    Year Ended March 31, 2003        1,723     27,544     103      1,638
-------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Repurchased         Net Change
                                     -----------------   ----------------
                                     Shares    Amount    Shares   Amount
-------------------------------------------------------------------------
Maryland Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2003  (1,122)  $(18,566)    (66)   $  (938)
    Year Ended March 31, 2003        (1,677)   (27,530)    182      2,955

Pennsylvania Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2003   (465)   $ (7,789)     77    $ 1,394
    Year Ended March 31, 2003        (1,006)   (16,521)    153      2,612

Tax-Free Intermediate
--  Primary Class
    Six Months Ended Sept. 30, 2003   (957)   $(15,416)     25    $   431
    Year Ended March 31, 2003        (1,051)   (16,753)    775     12,429
-------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

EQUITY FUNDS:                               SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

GLOBAL FUNDS:                               TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term Portfolio
International Equity Trust                  Investment Grade Income Portfolio
Emerging Markets Trust                      High Yield Portfolio

TAX-FREE BOND FUNDS:                        MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust     U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust              Cash Reserve Trust
Pennsylvania Tax-Free Income Trust          Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.



                                                         [LEGG MASON FUNDS LOGO]
                                                          Personalized Guidance.
                                                        Intelligent Choices.(SM)

                       Investment Manager

                         Legg Mason Fund Adviser, Inc.
                         Baltimore, MD

                       Investment Adviser

                         Legg Mason Trust, fsb
                         Baltimore, MD

                       Board of Trustees
                         John F. Curley, Jr., Chairman
                         Mark R. Fetting, President
                         Arnold L. Lehman
                         Robin J.W. Masters
                         Dr. Jill E. McGovern
                         Arthur S. Mehlman
                         G. Peter O'Brien
                         S. Ford Rowan

                       Transfer and Shareholder Servicing Agent
                         Boston Financial Data Services
                         Braintree, MA

                       Custodian
                         State Street Bank & Trust Company
                         Boston, MA

                       Counsel
                         Kirkpatrick & Lockhart LLP
                         Washington, DC

                       Independent Accountants
                         PricewaterhouseCoopers LLP
                         Baltimore, MD

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC

                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-030
11/03

Item 2 - Code of Ethics

Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert

Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

     (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

     (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

     (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

     (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs
          (a) through (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures

For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

     (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

          WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

          THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

     (a)  File the exhibits listed below as part of this Form.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

     (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

           (ATTACHED)

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350
          of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

         (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By: /s/ Mark R. Fetting
    -------------------------
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund

Date: 11/19/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
    --------------------------
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund


Date:  11/19/03



By: /s/ Marie K. Karpinski
    ------------------------------
Marie K. Karpinski
Treasurer, Legg Mason Tax-Free Income Fund


Date:  11/19/03